Options Grant (Details) ₪ / shares in Units, ₪ in Thousands	6 Months Ended
Jun. 30, 2023 ILS (₪) ₪ / shares
Options Grant [Abstract]
Options exercisable	114,000
Par value	₪ 0.01
Exercise price of per share	₪ 1.09
Fair value amount (in New Shekels) | ₪	₪ 104